Acquisitions - Schedule of total purchase consideration (Details) - Infinera Corporation € in Millions	Feb. 28, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash	€ 1,066
Infinera's convertible notes	785
Nokia shares issued	584
Portion of the replacement equity awards attributable to pre-combination service	61
Total purchase consideration	€ 2,496